Annual Fund Operating Expenses - Institutional Select - Vanguard Total International Stock Index Fund - Institutional Select Shares	Feb. 25, 2021
Operating Expenses:
Management Fees	0.037%
12b-1 Distribution Fee	none
Other Expenses	0.008%
Total Annual Fund Operating Expenses	0.045%